Affiliated Companies and Other Equity-Method Investees (Summary of Financial Information for Affiliate) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Fortress Investment Group LLC [Member] USD ($)		Mar. 31, 2011 Fortress Investment Group LLC [Member] JPY (¥)		Mar. 31, 2010 Fortress Investment Group LLC [Member] JPY (¥)		Mar. 31, 2009 Fortress Investment Group LLC [Member] JPY (¥)		Mar. 31, 2011 JAFCO, NRI and NLB [Member] USD ($)	Mar. 31, 2011 JAFCO, NRI and NLB [Member] JPY (¥)	Mar. 31, 2010 JAFCO, NRI and NLB [Member] JPY (¥)	Mar. 31, 2009 JAFCO, NRI and NLB [Member] JPY (¥)
Total assets	$ 443,366	¥ 36,692,990	¥ 32,230,428		$ 2,086	[1]	¥ 172,677	[1]	¥ 154,471	[1]			$ 25,333	¥ 2,096,554	¥ 2,020,517
Total liabilities	418,092	34,601,354	30,097,414		1,153	[1]	95,396	[1]	98,711	[1]			18,386	1,521,653	1,474,284
Net Revenues					1,084	[1]	89,710	[1]	57,602	[1]	38,702	[1]	7,141	590,985	526,350	530,181
Non-interest expenses	12,535	1,037,443	1,045,575	1,092,892	1,863	[1]	154,161	[1]	144,868	[1]	150,079	[1]	6,471	535,564	482,573	498,104
Net income attributable to the companies	$ 346	¥ 28,661	¥ 67,798	¥ (708,192)	$ (295)	[1]	¥ (24,400)	[1]	¥ (23,651)	[1]	¥ (32,458)	[1]	$ 355	¥ 29,392	¥ 22,779	¥ 2,598

[1]	Financial information for Fortress is as of its fiscal years ended December 31, 2008, 2009 and 2010, respectively. Nomura records its share of Fortress's earnings on a three-month lag.